Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 20,490	$ 4,626
Other Assets	82,341	35,005
Accrued Liabilities	(91,065)	(68,013)
Current Portion of Derivative Liabilities	(201,456)	(85,318)
Derivative Liabilities	(221,329)	(257,754)
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	80
Other Assets	1,894	4,660
Foreign currency contracts [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	80
Cross currency swap [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Other Assets	0
Interest Rate Swaps [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Other Assets	1,894	4,660
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(10,023)	(9,847)
Current Portion of Derivative Liabilities	(201,456)	(85,318)
Derivative Liabilities	(221,329)	(257,754)
Derivative Financial Instruments, Liabilities [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(10,266)	(8,490)
Derivative Liabilities	(1,323)	(2,778)
Derivative Financial Instruments, Liabilities [Member] | Cross currency swap [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,196)	(1,105)
Current Portion of Derivative Liabilities	(42,878)	(6,496)
Derivative Liabilities	(138,253)	(112,902)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(7,827)	(8,742)
Current Portion of Derivative Liabilities	(148,312)	(70,332)
Derivative Liabilities	$ (81,753)	$ (142,074)